Stock-Based Compensation - Schedule of Fair Value Performance Warrants was Estimated at the Date of Grant (Details)	12 Months Ended
Dec. 31, 2023
Schedule of Fair Value Performance Warrants was Estimated at the Date of Grant [Line Items]
Average risk-free interest rate	4.20%
Average expected dividend yield
Average expected volatility	70.00% [1]
Bottom of Range [Member]
Schedule of Fair Value Performance Warrants was Estimated at the Date of Grant [Line Items]
Average expected life	2 years
Top of range [Member]
Schedule of Fair Value Performance Warrants was Estimated at the Date of Grant [Line Items]
Average expected life	5 years

[1]	Expected volatility has been based on historical share volatility of similar market participants.